Schedule of Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade Receivables	$ 657	$ 351,905
Accrued Income	29,443
Research and Development Tax incentive receivable		63,776
Other advances	43,618	1,952,560
Less; allowance for credit losses	(2,603)	(2,603)
Total trade and other receivables	$ 71,115	$ 2,365,638